UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.7%
AAR Corp. (a)(b)	31,100	$771,902
American Science & Engineering, Inc.	1,800	134,856
Applied Signal Technology, Inc.	19,700	385,726
Cubic Corp.	16,500	594,000
Curtiss-Wright Corp.	9,200	320,160
Esterline Technologies Corp. (a)	21,000	1,038,030
GenCorp, Inc. (a)	20,100	115,776
Moog, Inc., Class A (a)	11,525	408,215
Orbital Sciences Corp. (a)	26,100	496,161
Stanley, Inc. (a)	5,300	149,937
Teledyne Technologies, Inc. (a)	26,300	1,085,401
Triumph Group, Inc.	400	28,036

		5,528,200

Air Freight & Logistics — 0.4%
HUB Group, Inc., Class A (a)	29,700	831,006

Airlines — 0.5%
Allegiant Travel Co. (a)	6,750	390,555
SkyWest, Inc.	45,600	651,168

		1,041,723

Auto Components — 0.2%
Drew Industries, Inc. (a)	7,100	156,342
Spartan Motors, Inc.	15,200	85,120
Standard Motor Products, Inc.	8,500	84,320
Superior Industries International, Inc.	10,800	173,664

		499,446

Automobiles — 0.2%
Winnebago Industries, Inc. (a)	33,300	486,513

Biotechnology — 1.2%
Arqule, Inc. (a)	27,200	156,672
Cubist Pharmaceuticals, Inc. (a)	22,320	503,093
Emergent Biosolutions, Inc. (a)	7,600	127,604
Enzon Pharmaceuticals, Inc. (a)	40,380	411,068
Martek Biosciences Corp. (a)	26,660	600,117
Myriad Pharmaceuticals, Inc. (a)	50,100	226,452
Regeneron Pharmaceuticals, Inc. (a)	15,440	409,006
Savient Pharmaceuticals, Inc. (a)	5,430	78,463

		2,512,475

Building Products — 1.0%
Aaon, Inc.	20	453
Apogee Enterprises, Inc.	29,000	458,490
Gibraltar Industries, Inc. (a)	13,900	175,279
Griffon Corp. (a)	16	199
NCI Building Systems, Inc. (a)	5,200	57,408
Quanex Building Products Corp.	19,875	328,534
Simpson Manufacturing Co., Inc.	16,300	452,488
Universal Forest Products, Inc.	13,000	500,760

		1,973,611

Common Stocks	Shares	Value

Capital Markets — 1.0%
Greenhill & Co., Inc.	5,150	$422,764
Investment Technology Group, Inc. (a)	30,080	502,035
Piper Jaffray Cos. (a)	7,600	306,280
SWS Group, Inc.	6,770	78,058
Stifel Financial Corp. (a)	14,700	790,125

		2,099,262

Chemicals — 2.0%
American Vanguard Corp.	6,800	55,420
Arch Chemicals, Inc.	12,200	419,558
Calgon Carbon Corp. (a)	27,600	472,512
H.B. Fuller Co.	24,600	570,966
NewMarket Corp.	5,400	556,146
OM Group, Inc. (a)	23,300	789,404
Penford Corp. (a)	4,300	44,075
PolyOne Corp. (a)	42,700	437,248
Quaker Chemical Corp.	3,500	94,885
Schulman A, Inc.	12,100	296,087
Stepan Co.	3,400	190,026
Zep, Inc.	10,000	218,800

		4,145,127

Commercial Banks — 5.1%
Boston Private Financial Holdings, Inc.	24,600	181,302
City Holding Co.	7,200	246,888
Columbia Banking System, Inc.	10,200	207,162
Community Bank System, Inc.	17,000	387,260
East-West Bancorp, Inc.	40,320	702,375
First BanCorp, Puerto Rico	100	241
First Commonwealth Financial Corp.	20,400	136,884
First Financial Bancorp	17,500	311,325
First Financial Bankshares, Inc.	9,600	494,880
First Midwest Bancorp, Inc.	8,100	109,755
Glacier Bancorp, Inc.	28,400	432,532
Hancock Holding Co.	11,900	497,539
Hanmi Financial Corp. (a)	100	240
Independent Bank Corp./MA	9,800	241,668
Nara Bancorp, Inc. (a)	37,000	324,120
National Penn Bancshares, Inc.	12,100	83,490
Old National Bancorp	10,100	120,695
Pinnacle Financial Partners, Inc. (a)	14,900	225,139
PrivateBancorp, Inc.	27,250	373,325
S&T Bancorp, Inc.	10,500	219,450
Signature Bank (a)	18,700	692,835
Simmons First National Corp., Class A	19,400	534,858
The South Financial Group, Inc.	100	69
Sterling Bancorp	4,700	47,235
Sterling Bancshares, Inc.	101,400	565,812
Susquehanna Bancshares, Inc.	39,900	391,419
Tompkins Trustco, Inc.	3,080	112,358

Portfolio Abbreviation

ADR	American Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Banks (concluded)
UMB Financial Corp.	14,500	$588,700
Umpqua Holdings Corp.	78,300	1,038,258
United Community Banks, Inc. (a)	29,800	131,418
Whitney Holding Corp.	8,900	122,731
Wilshire Bancorp, Inc.	45,700	504,071
Wintrust Financial Corp.	12,600	468,846

		10,494,880

Commercial Services & Supplies — 2.5%
ABM Industries, Inc. (b)	4,400	93,280
ATC Technology Corp. (a)	20,450	350,922
Bowne & Co., Inc.	9,292	103,699
Consolidated Graphics, Inc. (a)	11,900	492,779
G&K Services, Inc., Class A	22,200	574,536
The Geo Group, Inc. (a)	13,400	265,588
Healthcare Services Group, Inc.	20,100	450,039
Interface, Inc., Class A	54,600	632,268
Mobile Mini, Inc. (a)	4,700	72,803
SYKES Enterprises, Inc. (a)	28,600	653,224
The Standard Register Co.	20,700	110,745
Tetra Tech, Inc. (a)	14,400	331,776
United Stationers, Inc. (a)	16,500	971,025
Viad Corp.	7,200	147,960

		5,250,644

Communications Equipment — 2.5%
Airvana, Inc. (a)	49,417	378,534
Arris Group, Inc. (a)	80,401	965,616
Bel Fuse, Inc.	7,200	145,080
Black Box Corp.	18,500	569,060
Blue Coat Systems, Inc. (a)	17,300	536,992
Comtech Telecommunications Corp. (a)	5,030	160,910
Digi International, Inc. (a)	25,400	270,256
EMS Technologies, Inc. (a)	4,600	76,360
Harmonic, Inc. (a)	31,600	199,396
NETGEAR, Inc. (a)	27,600	720,360
Network Equipment Technologies, Inc. (a)	21,400	117,914
PC-Tel, Inc. (a)	13,000	80,340
Symmetricom, Inc. (a)	65,900	384,197
Tekelec (a)	11,400	207,024
Tollgrade Communications, Inc. (a)	8,100	50,949
Viasat, Inc. (a)	6,280	217,351

		5,080,339

Computers & Peripherals — 0.5%
Avid Technology, Inc. (a)	34,733	478,621
Compellent Technologies, Inc. (a)	9,100	159,705
Hutchinson Technology, Inc. (a)	11,000	68,640
Intermec, Inc. (a)	6,400	90,752
Intevac, Inc. (a)	7,700	106,414
Synaptics, Inc. (a)	6,900	190,509

		1,094,641

Construction & Engineering — 0.9%
Dycom Industries, Inc. (a)	18,890	165,665

Common Stocks	Shares	Value

Construction & Engineering (concluded)
EMCOR Group, Inc. (a)	39,800	$980,274
Insituform Technologies, Inc., Class A (a)	30,700	816,927

		1,962,866

Construction Materials — 0.3%
Eagle Materials, Inc.	13,800	366,252
Texas Industries, Inc.	5,100	174,267

		540,519

Consumer Finance — 1.3%
Cash America International, Inc.	22,600	892,248
Ezcorp, Inc. (a)	40,820	840,892
First Cash Financial Services, Inc. (a)	14,000	301,980
Rewards Network, Inc.	6,266	83,964
World Acceptance Corp. (a)	15,700	566,456

		2,685,540

Containers & Packaging — 0.6%
Myers Industries, Inc.	13,040	136,659
Rock-Tenn Co., Class A	24,800	1,130,136

		1,266,795

Distributors — 0.0%
Audiovox Corp., Class A (a)	8,600	66,908

Diversified Consumer Services — 1.0%
American Public Education, Inc. (a)	8,400	391,440
Capella Education Co. (a)	6,600	612,744
Coinstar, Inc. (a)	4,000	130,000
Hillenbrand, Inc.	31,550	693,784
Pre-Paid Legal Services, Inc. (a)	4,300	162,755

		1,990,723

Diversified Financial Services — 0.0%
Portfolio Recovery Associates, Inc. (a)	1,290	70,782

Diversified Telecommunication Services — 0.3%
Cbeyond Communications, Inc. (a)	11,000	150,480
General Communication, Inc., Class A (a)	24,400	140,788
Iowa Telecommunications Services, Inc.	13,500	225,450
Neutral Tandem, Inc. (a)	3,330	53,213

		569,931

Electric Utilities — 0.5%
Allete, Inc.	4,500	150,660
El Paso Electric Co. (a)	3,100	63,860
UIL Holdings Corp.	10,200	280,500
Unisource Energy Corp.	16,500	518,760

		1,013,780

Electrical Equipment — 2.4%
A.O. Smith Corp.	18,600	977,802
Acuity Brands, Inc.	21,300	899,073
Baldor Electric Co.	7,240	270,776

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electrical Equipment (concluded)
Belden, Inc.	9,000	$247,140
Brady Corp.	36,200	1,126,544
Encore Wire Corp.	23,700	492,960
II-VI, Inc. (a)	21,400	724,176
Magnetek, Inc. (a)	30,800	51,744
SunPower Corp., Class B (a)	1	17
Vicor Corp. (a)	14,400	198,864

		4,989,096

Electronic Equipment, Instruments & Components — 4.2%
Agilysys, Inc.	9,300	103,881
Anixter International, Inc. (a)	13,700	641,845
Bell Microproducts, Inc. (a)	900	6,282
Benchmark Electronics, Inc. (a)	46,450	963,373
Brightpoint, Inc. (a)	31,930	240,433
CTS Corp.	41,400	389,988
Checkpoint Systems, Inc. (a)	36,900	816,228
Cognex Corp.	37,800	698,922
DTS, Inc. (a)	3,600	122,544
Daktronics, Inc.	12,000	91,440
Electro Scientific Industries, Inc. (a)	12,600	161,406
Faro Technologies, Inc. (a)	6,300	162,225
Gerber Scientific, Inc. (a)	6,000	37,260
Insight Enterprises, Inc. (a)	21,200	304,432
Littelfuse, Inc. (a)	8,800	334,488
LoJack Corp. (a)	3,400	14,042
MTS Systems Corp.	7,800	226,434
Mercury Computer Systems, Inc. (a)	17,300	237,356
Methode Electronics, Inc.	44,800	443,520
Newport Corp. (a)	13,000	162,500
Plexus Corp. (a)	20,400	735,012
Radisys Corp. (a)	31,600	283,136
Rogers Corp. (a)	8,500	246,585
SYNNEX Corp. (a)	9,400	277,864
ScanSource, Inc. (a)	20,600	592,868
TTM Technologies, Inc. (a)	42,600	378,288
Technitrol, Inc.	19,000	100,320

		8,772,672

Energy Equipment & Services — 3.1%
Bristow Group, Inc. (a)	17,800	671,594
CARBO Ceramics, Inc.	8,100	504,954
Dril-Quip, Inc. (a)	7,300	444,132
Gulf Island Fabrication, Inc.	8,200	178,350
ION Geophysical Corp. (a)	91,800	451,656
Lufkin Industries, Inc.	11,100	878,565
Matrix Service Co. (a)	31,400	337,864
Oil States International, Inc. (a)	30,960	1,403,726
Pioneer Drilling Co. (a)	56,700	399,168
SEACOR Holdings, Inc. (a)	9,660	779,176
Seahawk Drilling, Inc. (a)	12,080	227,708
Tetra Technologies, Inc. (a)	9,150	111,813

		6,388,706

Food & Staples Retailing — 1.4%
The Andersons, Inc.	8,500	284,580

Common Stocks	Shares	Value

Food & Staples Retailing (concluded)
Casey’s General Stores, Inc.	22,700	$712,780
Diedrich Coffee Inc. (a)	15,000	522,000
Nash Finch Co.	8,000	269,200
Spartan Stores, Inc.	7,200	103,824
United Natural Foods, Inc. (a)	32,200	905,786

		2,798,170

Food Products — 1.0%
Cal-Maine Foods, Inc.	7,400	250,786
Calavo Growers, Inc.	5,000	91,200
Darling International, Inc. (a)	34,674	310,679
Diamond Foods, Inc.	6,500	273,260
Hain Celestial Group, Inc. (a)	5,300	91,955
Lance, Inc.	13,500	312,255
Sanderson Farms, Inc.	2,800	150,108
TreeHouse Foods, Inc. (a)	15,700	688,759

		2,169,002

Gas Utilities — 2.1%
The Laclede Group, Inc.	10,200	343,944
New Jersey Resources Corp.	29,150	1,094,874
Northwest Natural Gas Co.	13,300	619,780
Piedmont Natural Gas Co.	28,600	788,788
South Jersey Industries, Inc.	12,500	524,875
Southwest Gas Corp.	33,100	990,352

		4,362,613

Health Care Equipment & Supplies — 3.4%
Align Technology, Inc. (a)	45,200	874,168
American Medical Systems Holdings, Inc. (a)	51,300	953,154
Analogic Corp.	5,300	226,469
CONMED Corp. (a)	15,400	366,674
Cantel Medical Corp.	5,500	109,175
The Cooper Cos., Inc.	29,679	1,153,919
Cyberonics, Inc. (a)	12,600	241,416
Greatbatch, Inc. (a)	3,700	78,403
Haemonetics Corp. (a)	5,300	302,895
ICU Medical, Inc. (a)	5,900	203,255
Integra LifeSciences Holdings Corp. (a)	8,100	355,023
Invacare Corp.	27,600	732,504
Kensey Nash Corp. (a)	5,300	125,027
Meridian Bioscience, Inc.	9,315	189,747
Natus Medical, Inc. (a)	10,700	170,237
Osteotech, Inc. (a)	1,200	4,704
Palomar Medical Technologies, Inc. (a)	6,500	70,590
SonoSite, Inc. (a)	13,000	417,430
SurModics, Inc. (a)	8,100	169,614
Theragenics Corp. (a)	37,100	61,586
West Pharmaceutical Services, Inc.	6,100	255,895

		7,061,885

Health Care Providers & Services — 6.2%
AMERIGROUP Corp. (a)	12,100	402,204
AMN Healthcare Services, Inc. (a)	11,500	101,200
Air Methods Corp. (a)	12,400	421,600

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Almost Family, Inc. (a)	2,950	$111,186
Amedisys, Inc. (a)	12,000	662,640
Amsurg Corp. (a)	29,700	641,223
Catalyst Health Solutions, Inc. (a)	18,900	782,082
Centene Corp. (a)	36,500	877,460
Chemed Corp.	2,600	141,388
Corvel Corp. (a)	3,500	125,125
Cross Country Healthcare, Inc. (a)	10,600	107,166
Genoptix, Inc. (a)	3,480	123,505
Gentiva Health Services, Inc. (a)	25,400	718,312
HMS Holdings Corp. (a)	7,100	362,029
Hanger Orthopedic Group, Inc. (a)	14,900	270,882
HealthSpring, Inc. (a)	20,350	358,160
Healthways, Inc. (a)	15,600	250,692
IPC The Hospitalist Co., Inc. (a)	30	1,053
inVentiv Health, Inc. (a)	32,500	729,950
LHC Group, Inc. (a)	5,800	194,474
Landauer, Inc.	3,600	234,792
MWI Veterinary Supply, Inc. (a)	5,700	230,280
Magellan Health Services, Inc. (a)	26,140	1,136,567
MedCath Corp. (a)	3,900	40,833
Mednax, Inc. (a)	28,000	1,629,320
Molina Healthcare, Inc. (a)	11,840	298,013
PSS World Medical, Inc. (a)	27,495	646,407
PharMerica Corp. (a)	26,500	482,830
RehabCare Group, Inc. (a)	19,600	534,492
Res-Care, Inc. (a)	11,900	142,681

		12,758,546

Health Care Technology — 0.7%

Computer Programs & Systems, Inc.	5,400	211,032
Eclipsys Corp. (a)	26,079	518,451
Omnicell, Inc. (a)	12,400	173,972
Phase Forward, Inc. (a)	2,400	31,368
Quality Systems, Inc.	8,700	534,528

		1,469,351

Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc. (a)	8,800	205,040
Buffalo Wild Wings, Inc. (a)	8,300	399,313
CEC Entertainment, Inc. (a)	20,200	769,418
CKE Restaurants, Inc.	30,300	335,421
California Pizza Kitchen, Inc. (a)	8,400	141,036
Cracker Barrel Old Country Store, Inc.	1,500	69,570
Interval Leisure Group, Inc. (a)	37,700	548,912
Jack in the Box, Inc. (a)	18,600	438,030
O’Charleys, Inc.	8,600	76,884
P.F. Chang’s China Bistro, Inc. (a)	10,100	445,713
Papa John’s International, Inc. (a)	26,500	681,315
Peet’s Coffee & Tea, Inc. (a)	4,900	194,285
Pinnacle Entertainment, Inc. (a)	4,200	40,908
Ruby Tuesday, Inc. (a)	30,000	317,100

Common Stocks	Shares	Value

Hotels Restaurants & Leisure (concluded)
Ruth’s Hospitality Group, Inc. (a)	100	$530
Shuffle Master, Inc. (a)	28,900	236,691
The Steak N Shake Co. (a)	565	215,418
Texas Roadhouse, Inc., Class A (a)	5,600	77,784

		5,193,368

Household Durables — 0.9%
Blyth, Inc.	2,890	90,312
Ethan Allen Interiors, Inc.	1,000	20,630
Helen of Troy Ltd. (a)	2,400	62,544
Kid Brands, Inc. (a)	10,100	87,365
La-Z-Boy, Inc. (a)	23,800	298,452
Meritage Homes Corp. (a)	14,600	306,600
National Presto Industries, Inc.	5,900	701,569
Standard-Pacific Corp. (a)	43,200	195,264
Universal Electronics, Inc. (a)	4,600	102,764

		1,865,500

Household Products — 0.3%
Central Garden & Pet Co., Class A (a)	56,850	520,746

IT Services — 2.2%
CACI International, Inc., Class A (a)	14,000	683,900
CSG Systems International, Inc. (a)	18,200	381,472
Ciber, Inc. (a)	100	374
CyberSource Corp. (a)	18,600	328,104
Forrester Research, Inc. (a)	8,200	246,574
Heartland Payment Systems, Inc.	38,600	717,960
Integral Systems, Inc. (a)	8,000	77,040
MAXIMUS, Inc.	8,100	493,533
NCI, Inc., Class A (a)	4,500	136,035
Startek, Inc. (a)	9,500	66,025
TeleTech Holdings, Inc. (a)	30,200	515,816
Wright Express Corp. (a)	27,600	831,312

		4,478,145

Industrial Conglomerates — 0.2%
Standex International Corp.	10,500	270,585
Tredegar Corp.	10,000	170,800

		441,385

Insurance — 3.3%
American Physicians Capital, Inc.	16,866	538,869
Amerisafe, Inc. (a)	27,500	450,175
Delphi Financial Group, Inc., Class A	32,750	823,990
eHealth, Inc. (a)	13,200	207,900
Employers Holdings, Inc.	22,500	334,125
Infinity Property & Casualty Corp.	6,400	290,816
National Financial Partners Corp. (a)	19,500	274,950
Navigators Group, Inc. (a)	1,600	62,928
Presidential Life Corp.	7,200	71,784
ProAssurance Corp. (a)	12,800	749,312
RLI Corp.	13,900	792,578
Safety Insurance Group, Inc.	16,973	639,373
Selective Insurance Group, Inc.	21,482	356,601

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded)
Stewart Information Services Corp.	5,800	$80,040
Tower Group, Inc.	22,770	504,811
Zenith National Insurance Corp.	15,950	611,204

		6,789,456

Internet & Catalog Retail — 0.5%
Blue Nile, Inc. (a)	2,200	121,044
HSN, Inc. (a)	18,200	535,808
Nutri/System, Inc.	6,100	108,641
PetMed Express, Inc.	10,500	232,785
Stamps.com, Inc. (a)	1,200	12,120

		1,010,398

Internet Software & Services — 0.7%
DealerTrack Holdings, Inc. (a)	20,500	350,140
j2 Global Communications, Inc. (a)	20,800	486,720
The Knot, Inc. (a)	10,400	81,328
Perficient, Inc. (a)	11,600	130,732
SkillSoft Plc - ADR (a)	16,008	165,203
United Online, Inc.	43,300	323,884

		1,538,007

Leisure Equipment & Products — 1.0%
Arctic Cat, Inc. (a)	3,000	32,550
Brunswick Corp.	38,200	610,054
Callaway Golf Co.	31,220	275,360
Nautilus, Inc. (a)	100	302
Polaris Industries, Inc.	10,900	557,644
Pool Corp.	20,500	464,120
RC2 Corp. (a)	10,600	158,682

		2,098,712

Life Sciences Tools & Services — 0.6%
Dionex Corp. (a)	3,200	239,296
Enzo Biochem, Inc. (a)	26	157
Kendle International, Inc. (a)	20,500	358,340
Millipore Corp. (a)	2,709	286,070
Parexel International Corp. (a)	7,100	165,501
Varian, Inc. (a)	4,380	226,796

		1,276,160

Machinery — 3.7%
Actuant Corp., Class A	28,700	561,085
Albany International Corp., Class A	600	12,918
Astec Industries, Inc. (a)	2,100	60,816
Badger Meter, Inc.	2,600	100,126
Barnes Group, Inc.	17,800	346,210
Briggs & Stratton Corp.	20,800	405,600
CIRCOR International, Inc.	20,300	674,163
Cascade Corp.	3,000	96,630
Clarcor, Inc.	12,400	427,676
ESCO Technologies, Inc.	8,900	283,109
Gardner Denver, Inc.	16,100	709,044
John Bean Technologies Corp.	29,002	508,695
K-Tron International, Inc. (a)	2,000	299,940
Kaydon Corp.	5,458	205,221

Common Stocks	Shares	Value

Machinery (concluded)
Lindsay Manufacturing Co.	900	$37,269
Lydall, Inc. (a)	2,800	21,980
Mueller Industries, Inc.	29,200	782,268
Robbins & Myers, Inc.	29,600	705,072
Sauer-Danfoss, Inc. (a)	16,090	213,675
Toro Co.	10,900	535,953
Watts Water Technologies, Inc., Class A	24,700	767,182

		7,754,632

Marine — 0.1%
TBS International Plc (a)	38,000	277,400

Media — 0.4%
Arbitron, Inc.	5,700	151,962
EW Scripps Co. (a)	13,260	112,047
Live Nation, Inc. (a)	41,240	597,980

		861,989

Metals & Mining — 0.5%
A.M. Castle & Co.	7,700	100,716
AMCOL International Corp.	10,000	272,000
Brush Engineered Materials, Inc. (a)	9,300	209,901
Century Aluminum Co. (a)	9,800	134,848
Olympic Steel, Inc.	4,150	135,498
RTI International Metals, Inc. (a)	3,100	94,023

		946,986

Multi-Utilities — 0.3%
Avista Corp.	23,000	476,330
CH Energy Group, Inc.	6,100	249,124

		725,454

Multiline Retail — 0.3%
Fred’s, Inc.	36,400	436,072
Tuesday Morning Corp. (a)	14,600	96,214

		532,286

Oil, Gas & Consumable Fuels — 2.5%
CNX Gas Corp. (a)	7,622	290,017
Holly Corp.	17,800	496,798
Penn Virginia Corp.	19,700	482,650
Petroleum Development Corp. (a)	10,800	250,236
Petroquest Energy, Inc. (a)	62,500	314,375
St. Mary Land & Exploration Co.	38,200	1,329,742
Stone Energy Corp. (a)	19,300	342,575
Swift Energy Co. (a)	28,900	888,386
World Fuel Services Corp.	27,400	729,936

		5,124,715

Paper & Forest Products — 0.7%
Buckeye Technologies, Inc. (a)	17,900	234,132
Clearwater Paper Corp. (a)	5,200	256,100
Deltic Timber Corp.	300	13,215
Neenah Paper, Inc.	6,800	107,712
Pope & Talbot, Inc. (a)	100	—

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper & Forest Products (concluded)
Schweitzer-Mauduit International, Inc.	8,900	$423,284
Wausau Paper Corp.	46,700	398,818

		1,433,261

Pharmaceuticals — 0.8%
Par Pharmaceutical Cos., Inc. (a)	27,800	689,440
Salix Pharmaceuticals Ltd. (a)	14,900	555,025
ViroPharma, Inc. (a)	32,100	437,523

		1,681,988

Professional Services — 1.1%
Administaff, Inc.	20,100	428,934
CDI Corp.	5,900	86,494
Exponent, Inc. (a)	6,500	185,380
Heidrick & Struggles International, Inc.	7,700	215,831
Kelly Services, Inc., Class A (a)	12,860	214,248
SFN Group, Inc. (a)	23,800	190,638
School Specialty, Inc. (a)	16,500	374,715
TrueBlue, Inc. (a)	39,600	613,800
Volt Information Sciences, Inc. (a)	5,600	57,176

		2,367,216

Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	36	643
BioMed Realty Trust, Inc.	69,200	1,144,568
Cedar Shopping Centers, Inc.	20,900	165,319
Colonial Properties Trust	30,900	397,992
DiamondRock Hospitality Co.	56,246	568,647
Eastgroup Properties, Inc.	10,800	407,592
Entertainment Properties Trust	8,100	333,153
Extra Space Storage, Inc.	39,900	505,932
Franklin Street Properties Corp.	34,600	499,278
Healthcare Realty Trust, Inc.	25,400	591,566
Home Properties, Inc.	14,200	664,560
Inland Real Estate Corp.	27,800	254,370
Kilroy Realty Corp.	18,400	567,456
Kite Realty Group Trust	29,300	138,589
LTC Properties, Inc.	23,800	644,028
LaSalle Hotel Properties	29,750	693,175
Lexington Corporate Properties Trust	103,829	675,927
Medical Properties Trust, Inc.	32,300	338,504
Mid-America Apartment Communities, Inc.	5,300	274,487
National Retail Properties, Inc.	37,300	851,559
PS Business Parks, Inc.	15,900	849,060
Parkway Properties, Inc.	9,000	169,020
Pennsylvania Real Estate Investment Trust	17,800	221,966
Post Properties, Inc.	22,100	486,642
Sovran Self Storage, Inc.	11,000	383,460
Tanger Factory Outlet Centers, Inc.	9,300	401,388

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs)
(concluded)
Urstadt Biddle Properties, Inc., Class A	12,400	$196,044

		12,424,925

Real Estate Management & Development — 0.1%
Forestar Group, Inc. (a)	15,100	285,088

Road & Rail — 0.3%
Arkansas Best Corp.	800	23,904
Heartland Express, Inc.	21,133	348,695
Knight Transportation, Inc.	6,700	141,303
Old Dominion Freight Line, Inc. (a)	3,000	100,170

		614,072

Semiconductors & Semiconductor Equipment — 4.9%
Actel Corp. (a)	9,800	135,730
Advanced Energy Industries, Inc. (a)	12,900	213,624
Brooks Automation, Inc. (a)	814	7,179
Cabot Microelectronics Corp. (a)	200	7,566
Cymer, Inc. (a)	12,600	469,980
Cypress Semiconductor Corp. (a)	97,160	1,117,340
DSP Group, Inc. (a)	46,200	384,846
Diodes, Inc. (a)	13,950	312,480
Exar Corp. (a)	13,700	96,585
FEI Co. (a)	30,900	707,919
Hittite Microwave Corp. (a)	8,800	386,936
Kopin Corp. (a)	19,200	71,040
MKS Instruments, Inc. (a)	39,800	779,682
Micrel, Inc.	14,100	150,306
Microsemi Corp. (a)	23,800	412,692
Pericom Semiconductor Corp. (a)	8,700	93,177
Rudolph Technologies, Inc. (a)	10,800	92,556
Skyworks Solutions, Inc. (a)(b)	98,100	1,530,360
Standard Microsystems Corp. (a)	25,000	582,000
Supertex, Inc. (a)	6,000	153,540
Techwell, Inc. (a)	14,500	271,150
Tessera Technologies, Inc. (a)	6,000	121,680
TriQuint Semiconductor, Inc. (a)	30,785	215,495
Varian Semiconductor Equipment Associates, Inc. (a)	25,650	849,528
Veeco Instruments, Inc. (a)	22,700	987,450

		10,150,841

Software — 2.5%
Blackbaud, Inc.	6,500	163,735
CommVault Systems, Inc. (a)	7,700	164,395
Concur Technologies, Inc. (a)	12,300	504,423
EPIQ Systems, Inc. (a)	15,050	187,072
Ebix, Inc. (a)	300	4,791
Epicor Software Corp. (a)	24,300	232,308
JDA Software Group, Inc. (a)	24,700	687,154
Manhattan Associates, Inc. (a)	9,000	229,320
NetScout Systems, Inc. (a)	14,900	220,371
Novell, Inc. (a)	21,776	130,438

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software (concluded)
Phoenix Technologies Ltd. (a)	16,300	$52,486
Progress Software Corp. (a)	18,500	581,455
Smith Micro Software, Inc. (a)	13,300	117,572
Sonic Solutions, Inc. (a)	34,300	321,391
THQ, Inc. (a)	31,300	219,413
Take-Two Interactive Software, Inc. (a)	37,501	369,385
Taleo Corp., Class A (a)	10,600	274,646
Tyler Technologies, Inc. (a)	12,900	241,746
Websense, Inc. (a)	20,400	464,508

		5,166,609

Specialty Retail — 4.8%
Big 5 Sporting Goods Corp.	10,000	152,200
Brown Shoe Co., Inc.	400	6,192
The Buckle, Inc.	20,950	770,122
Cabela’s, Inc., Class A (a)	16,100	281,589
The Cato Corp., Class A	28,550	612,112
The Children’s Place Retail Stores, Inc. (a)	11,600	516,780
Christopher & Banks Corp.	16,650	133,200
Dress Barn, Inc. (a)	11,800	308,688
The Finish Line, Inc., Class A	25,500	416,160
Genesco, Inc. (a)	20,600	638,806
Group 1 Automotive, Inc. (a)	11,200	356,832
Gymboree Corp. (a)	12,900	666,027
Hibbett Sports, Inc. (a)	11,800	301,844
Jo-Ann Stores, Inc. (a)	12,300	516,354
Jos. A. Bank Clothiers, Inc. (a)	7,525	411,241
Lithia Motors, Inc., Class A (a)	9,500	60,800
Lumber Liquidators Holdings, Inc. (a)	7,350	196,025
MarineMax, Inc. (a)	6,400	68,864
Men’s Wearhouse, Inc.	22,500	538,650
Midas, Inc. (a)	6,500	73,320
Monro Muffler, Inc.	8,340	298,238
OfficeMax, Inc. (a)	35,200	577,984
The Pep Boys - Manny, Moe & Jack	18,200	182,910
Sonic Automotive, Inc. (a)	17,800	195,800
Stage Stores, Inc.	17,625	271,249
Stein Mart, Inc. (a)	12,100	109,263
Tractor Supply Co.	23,430	1,360,111
Zale Corp. (a)	2,300	6,302

		10,027,663

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc. (a)	27,700	835,155
Crocs, Inc. (a)	39,600	347,292
Deckers Outdoor Corp. (a)	3,500	483,000
Iconix Brand Group, Inc. (a)	54,500	837,120
Liz Claiborne, Inc. (a)	38,500	286,055
Maidenform Brands, Inc. (a)	10,800	235,980
Movado Group, Inc. (a)	28,400	320,352
Oxford Industries, Inc.	15,000	304,950
Perry Ellis International, Inc. (a)	4,700	106,455
Quiksilver, Inc. (a)	42,600	201,498
Skechers U.S.A., Inc., Class A (a)	14,300	519,376

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods (concluded)
True Religion Apparel, Inc. (a)	210	$6,376
Unifirst Corp.	5,600	288,400
Wolverine World Wide, Inc.	24,450	712,962

		5,484,971

Thrifts & Mortgage Finance — 0.4%
Brookline Bancorp, Inc.	3,400	36,176
Dime Community Bancshares, Inc.	18,900	238,707
TrustCo Bank Corp. NY	77,200	476,324

		751,207

Tobacco — 0.1%
Alliance One International, Inc. (a)	41,300	210,217

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	19,425	482,711
Kaman Corp., Class A	10,300	257,603
Watsco, Inc.	21,890	1,245,103

		1,985,417

Water Utilities — 0.1%
American States Water Co.	2,100	72,870
Southwest Water Co.	13,470	140,627

		213,497

Wireless Telecommunication Services — 0.3%
USA Mobility, Inc.	45,400	575,218

Total Common Stocks – 94.9%		196,783,281

Exchange Traded Fund

iShares S&P SmallCap 600 Index Fund (b)(c)	23,932	1,422,518

Total Exchange Traded Fund – 0.7%		1,422,518

Total Long-Term Investments (Cost – $158,795,134) – 95.6%		198,205,799

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.12% (c)(d)	9,110,035	9,110,035

Total Short-Term Securities (Cost – $9,110,035) – 4.4%		9,110,035

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Schedule of Investments (concluded)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $167,905,169*) – 100.0%	$207,315,834
Liabilities in Excess of Other Assets – (0.0)%	(14,650)

Net Assets – 100.0%	$207,301,184

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$172,323,418

Gross unrealized appreciation	$42,187,903
Gross unrealized depreciation	(7,195,487)

Net unrealized appreciation	$34,992,416

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Gain	Income

BlackRock
Liquidity Funds,
TempCash,
Institutional
Class	—	$1,796,068	[1]	—	$3,405
iShares S&P
SmallCap 600
Index Fund	$2,953,902	$3,326,107		$169,990	$3,025

[1] Represents net sales cost.

(d)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

174	Russell 2000 MINI	June 2010	$11,738,715	$42,825

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair value of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments[1]	$198,205,799	—	—	$198,205,799
Short-Term Securities	9,110,035	—	—	9,110,035

Total	$207,315,834	—	—	$207,315,834

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Equity contracts	$42,825	—	—	$42,825

Total	$42,825	—	—	$42,825

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: May 27, 2010